UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (1,603,126)
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	(1,012,500)	$ 9,160,500
Increase (decrease) in operating capital:
Increase in accounts payable and accrued expenses		4,847,956
Net cash used in operating activities		(612,860)
Cash Flows From Investing Activities
Net cash provided by investing activities		37,485
Cash Flows From Financing Activities
Cash and cash equivalents - beginning of the period		715,580
Cash and cash equivalents - end of the period	140,205	140,205
Sunlight
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss		7,903,000	$ (701,000)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization		1,698,000	1,677,000
Provision for losses	436,000	1,172,000	478,000
Change in fair value of warrant liabilities	1,451,000	4,065,000	(29,000)
Change in fair value of contract derivatives, net	(69,000)	787,000	(455,000)
Other expense (income)	(209,000)	(621,000)	390,000
Unit-based payment arrangements		18,000	97,000
Increase (decrease) in operating capital:
Increase in advances		(5,673,000)	(3,964,000)
Increase in due from affiliates		(1,839,000)
Decrease (increase) in other assets		2,190,000	(364,000)
Increase in accounts payable and accrued expenses		2,664,000	147,000
Increase (decrease) in funding commitments		3,779,000	(7,487,000)
Increase in due to affiliates		761,000
Increase (decrease) in other liabilities		202,000	(6,000)
Net cash used in operating activities		17,106,000	(10,217,000)
Cash Flows From Investing Activities
Return of investments in loan pool participation and loan principal repayments		832,000	625,000
Payments to acquire loans and participations in loan pools		(1,170,000)	(1,487,000)
Payments to acquire property and equipment		(1,066,000)	(1,614,000)
Net cash provided by investing activities		(1,404,000)	(2,476,000)
Cash Flows From Financing Activities
Proceeds from borrowings under line of credit		20,746,000	5,064,000
Repayments of borrowings under line of credit		(14,758,000)	(5,898,000)
Payment of capital distributions		(7,522,000)	(1,987,000)
Payment of debt issuance costs		(491,000)
Net cash provided by financing activities		(2,025,000)	(2,821,000)
Net change in cash		13,677,000	(15,514,000)
Cash and cash equivalents - beginning of the period		52,705,000	51,656,000
Cash and cash equivalents - end of the period	$ 66,382,000	66,382,000	36,142,000
Supplemental Cash flow Information
Cash paid during the period for interest		537,000	278,000
Noncash Investing and Financing Activities
Preferred dividends, paid in-kind		55,702,000	7,139,000
Change in temporary equity redemption value		$ 179,470,000	$ (22,025,000)